ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATION - Schedule of other assets held for sale (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Cash and cash equivalents	R$ 14,658,481	R$ 13,301,716	[1]	R$ 16,174,130	[1]	R$ 13,642,918
Other current tax receivable	745,856	1,324,203
Investments in associates	17,611,369	2,913,943
Property, plant and equipment	21,239,974	18,948,436
Intangible assets	22,650,287	22,121,942
Other assets	722,386	560,080
Total	2,138,165	40,383
Receivables from related parties	88,620	241,001
Non-current assets held for sale [member]
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Total	2,138,165	40,383
Non-current assets held for sale [member] | Other assets held for sale [member]
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Cash and cash equivalents	48,231
Other current tax receivable	3,030
Dividends and interest on equity capital receivable	18,646
Investments in associates	892,854
Property, plant and equipment	395,757
Intangible assets	437,220
Other assets	35
Total	1,795,773
Non-current assets held for sale [member] | Norgas S.A. [member]
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Cash and cash equivalents
Other current tax receivable
Dividends and interest on equity capital receivable	18,646
Investments in associates	892,854
Property, plant and equipment
Intangible assets
Other assets
Total	911,500
Non-current assets held for sale [member] | TUP Porto São Luis S.A. [member]
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Cash and cash equivalents	48,231
Other current tax receivable	3,030
Dividends and interest on equity capital receivable
Investments in associates
Property, plant and equipment	395,757
Intangible assets	437,220
Other assets	35
Total	R$ 884,273

[1]	Amounts after the reclassification of the discontinued operation.